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November 29, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:      RiverSource Global Series, Inc.
                  RiverSource Absolute Return Currency and Income Fund RiverSource Emerging Markets Fund
                  RiverSource Emerging Markets Bond Fund
                  RiverSource Global Bond Fund
                  RiverSource Global Equity Fund
                  RiverSource Global Technology Fund

         Post-Effective Amendment No. 50
         File No. 33-25824/811-5696
         Accession Number: 0001068800-06-001467


Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 50 (Amendment). This Amendment was filed electronically on November 17, 2006.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.